SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON-CANCELABLE OPERATING LEASES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Within 1 year	$ 230,687	$ 249,384	$ 295,108	$ 184,612
After 1 year but within 5 years	471,843	311,561	477,773	250,729
Total lease payments	702,530	560,945	772,881	435,341
Less: imputed interest	(48,927)	(107,237)	(60,793)	(19,571)
Total lease obligations	653,603	453,708	712,088	415,770
Less: current obligations	(204,017)	(162,178)	(270,556)	(173,292)
Long-term lease obligations	$ 449,586	$ 291,530	$ 441,532	$ 242,478